UNAUDITED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Decarbonization Plus Acquisition Corporation Iii Common Stock Class A Common Stock	Decarbonization Plus Acquisition Corporation Iii Common Stock Class B Common Stock	Decarbonization Plus Acquisition Corporation Iii Additional Paid-in Capital	Decarbonization Plus Acquisition Corporation Iii Accumulated Deficit	Decarbonization Plus Acquisition Corporation Iii Class B Common Stock	Decarbonization Plus Acquisition Corporation Iii	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2018							$ 716		$ (4,043,085)	$ (4,042,369)
Net (loss)									(9,208,432)	(9,208,432)
Balance at the end at Dec. 31, 2019							721		(16,196,476)	(16,195,000)
Net (loss)									(9,400,000)	(9,400,000)
Balance at the end at Sep. 30, 2020							1,000	$ 151,000	(22,525,000)	(22,373,000)
Balance at the beginning at Dec. 31, 2019							721		(16,196,476)	(16,195,000)
Net (loss)									(14,374,864)	(14,374,864)
Balance at the end at Dec. 31, 2020							756		(105,312,000)	(105,310,611)
Balance at the beginning at Jun. 30, 2020							1,000	84,000	(19,522,000)	(19,437,000)
Net (loss)									(3,003,000)	(3,003,000)
Balance at the end at Sep. 30, 2020							1,000	$ 151,000	(22,525,000)	(22,373,000)
Balance at the beginning at Dec. 31, 2020							756		(105,312,000)	(105,310,611)
Net (loss)									(24,864,000)	(24,864,000)
Balance at the end at Sep. 30, 2021		$ 875	$ 131	$ (54,361,439)		$ (54,360,433)	1,000		(390,981,000)	(390,980,000)
Balances at ending (in Shares) at Sep. 30, 2021		8,750,000
Balance at the beginning at Jan. 28, 2021	$ 0	$ 0	0	0		0
Balance at beginning (in Shares) at Jan. 28, 2021	0	0
Class B Common Stock issued to Sponsor		$ 1,006	23,994			25,000
Class B Common Stock issued to Sponsor (in Shares)		10,062,500
Accretion for Class A common stock to redemption			(23,994)	(35,948,260)		(35,972,254)
Net (loss)				(1,045,232)		(1,045,232)
Balance at the end at Mar. 31, 2021		$ 1,006		(36,993,492)		(36,992,486)
Balances at ending (in Shares) at Mar. 31, 2021		10,062,500
Balance at the beginning at Jan. 28, 2021	$ 0	$ 0	0	0		0
Balance at beginning (in Shares) at Jan. 28, 2021	0	0
Class B Common Stock issued to Sponsor		$ 1,006	23,994			25,000
Class B Common Stock issued to Sponsor (in Shares)		10,062,500
Net (loss)				(24,200,094)	$ (24,200,094)	(24,200,094)
Balance at the end at Jun. 30, 2021		$ 875	131	(60,147,348)		(60,147,348)	1,000		(336,331,000)	(336,330,000)
Balances at ending (in Shares) at Jun. 30, 2021		8,750,000
Balance at the beginning at Jan. 28, 2021	$ 0	$ 0	0	0		0
Balance at beginning (in Shares) at Jan. 28, 2021	0	0
Net (loss)						(18,413,179)
Balance at the end at Sep. 30, 2021		$ 875	131	(54,361,439)		(54,360,433)	1,000		(390,981,000)	(390,980,000)
Balances at ending (in Shares) at Sep. 30, 2021		8,750,000
Balance at the beginning at Mar. 31, 2021		$ 1,006		(36,993,492)		(36,992,486)
Balance at beginning (in Shares) at Mar. 31, 2021		10,062,500
Forfeiture of Founder Shares		$ (131)	131
Forfeiture of Founder Shares (in Shares)		(1,312,500)
Net (loss)				(23,154,862)		(23,154,862)
Balance at the end at Jun. 30, 2021		$ 875	131	(60,147,348)		(60,147,348)	1,000		(336,331,000)	(336,330,000)
Balances at ending (in Shares) at Jun. 30, 2021		8,750,000
Net (loss)				5,786,915		5,786,915			(8,450,000)	(8,450,000)
Balance at the end at Sep. 30, 2021		$ 875	$ 131	$ (54,361,439)		$ (54,360,433)	$ 1,000		$ (390,981,000)	$ (390,980,000)
Balances at ending (in Shares) at Sep. 30, 2021		8,750,000